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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Shay Assets Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 West Monroe Street, Suite 2810, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Edward E. Sammons, Jr.            President                       (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                             /s/ Edward E. Sammons, Jr.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL               February 3, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:   28

Form 13F Information Table Value Total: $ 133,189
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------
                                                                                   INVESTMENT
                                                   VALUE     SHARES/  SH/   PUT/   DISCRETION    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL      SOLE      MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES  COMMON             002824100   4,600    115,000               X                         X
AMERICAN EXPRESS     COMMON             025816109   5,303    150,000               X                         X
AUTOMATIC DATA
 PROCESSING          COMMON             053015103   5,495    140,000               X                         X
BERKSHIRE  HATHAWAY  CLASS A            084670108   8,003        110               X                         X
CINTAS CORP.         COMMON             172908105   5,033    110,000               X                         X
COCA-COLA COMPANY    COMMON             191216100   6,354    145,000               X                         X
ELECTRONIC DATA
 SYSTEMS             COMMON             285661104   2,304    125,000               X                         X
EMERSON ELECTRIC
 COMPANY             COMMON             291011104   3,051     60,000               X                         X
FREDDIE MAC          COMMON             313400301   5,019     85,000               X                         X
GANNETT CO. INC.     COMMON             364730101   5,744     80,000               X                         X
GENERAL ELECTRIC     COMMON             369604103   4,140    170,000               X                         X
GILLETTE CO.         COMMON             375766102   4,554    150,000               X                         X
HOME DEPOT           COMMON             437076102   3,354    140,000               X                         X
ILLINOIS TOOL WORKS  COMMON             452308109   4,540     70,000               X                         X
INTEL CORP.          COMMON             458140100   2,491    160,000               X                         X
INTERPUBLIC GROUP
 OF COS.             COMMON             460690100   2,042    145,000               X                         X
JOHNSON & JOHNSON    COMMON             478160104   6,982    130,000               X                         X
MCDONALD'S CORP.     COMMON             580135101   2,734    170,000               X                         X
MERCK & CO.          COMMON             589331107   5,944    105,000               X                         X
MICROSOFT CORP.      COMMON             594918104   4,808     93,000               X                         X
OMNICOM GROUP INC.   COMMON             681919106   3,553     55,000               X                         X
PFIZER               COMMON             717081103   5,044    165,000               X                         X
PITNEY BOWES INC.    COMMON             724479100   4,083    125,000               X                         X
PROCTER & GAMBLE     COMMON             742718109   5,586     65,000               X                         X
STATE STREET CORP.   COMMON             857477103   4,875    125,000               X                         X
SYSCO CORPORATION    COMMON             871829107   6,256    210,000               X                         X
WAL-MART STORES      COMMON             931142103   5,809    115,000               X                         X
WRIGLEY WM. JR. CO.  COMMON             982526105   5,488    100,000               X                         X
         TOTAL                                    133,189